CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 86,584	$ 80,979	$ 90,811
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,314	11,473	10,085
Depreciation and amortization expense	41,672	33,997	29,208
Provision for doubtful receivables	486	403	10
Inventory write down	714	997	272
Loss on disposal of long-lived assets	641	1,362	1,384
Revaluation of contingent consideration	(3,391)
Impairment charges for goodwill and intangible assets	3,415
Goodwill adjustment due to final purchase price allocation	479
Loss (gain) on forward contracts marked to market	(2,053)	1,600	(2,258)
Loss from equity-method investments	642
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(27,312)	(14,399)	(11,497)
Inventories	(3,175)	(26,808)	(2,820)
Other current assets	1,250	(332)	(3,737)
Other non-current assets	6	237	2,888
Accounts payable	1,629	5,018	1,950
Accrued liabilities	6,431	(1,698)	3,006
Other taxes payable	1,511	184	(157)
Other current liabilities	1,577	(831)	780
Deferred revenue	1,152	6,282	4,083
Advanced subsidies	1,144	314	1,499
Deferred taxes	3,162	2,286	147
Long-term payable	177
Net cash provided by operating activities	131,055	101,064	125,654
Investing activities:
Acquisition of businesses, net of cash acquired		(12,555)
Purchase of property, plant and equipment	(66,869)	(63,405)	(48,876)
Proceeds from sales of property, plant and equipment	69	77	28
Purchase of intangible assets	(968)	(605)	(543)
Change in restricted cash	2,032	(396)	(607)
Purchase of short-term investments	(305,582)	(280,772)	(118,177)
Purchase of long-term investments	(10,321)	(4,335)
Sales of short-term investments	259,283	196,165	103,405
Advanced subsidy received for construction	4,779	3,163	2,968
Payment for residential buildings		(15,871)
Net cash provided by (used in) investing activities	(117,577)	(178,534)	(61,802)
Financing activities:
Proceeds from long-term debt	4,260
Repayment of long-term debt	(265)	(315)	(251)
Proceeds from short-term bank borrowings	77,241	55,950
Repayment of short-term bank borrowings	(46,853)	(27,500)	(34,374)
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(31,239)	29,772	(32,262)
Effect of exchange rate changes on cash and cash equivalents	526	3,665	3,301
Net increase (decrease) in cash and cash equivalents	(17,235)	(44,033)	34,891
Cash and cash equivalents at beginning of year	71,368	115,401	80,510
Cash and cash equivalents at end of year	54,133	71,368	115,401
Supplemental disclosure of cash flow information:
Cash paid for interest	(1,566)	(615)	(768)
Cash paid for income taxes	(15,606)	(13,226)	(9,263)
Non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable	$ 4,292	$ 6,955	$ 5,144